Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash	$ 109,091	$ 2,658,182
Receivable from sale of equity method investment	748,000
Prepaid expense and other current assets	282,170	255,084
Current assets of discontinued operations	356,616	323,232
Total Current Assets	1,495,877	3,236,498
NON-CURRENT ASSETS:
Operating lease right-of-use assets, net		4,709
Property and equipment, net	727	1,298
Intangible assets, net	2,158,167
Goodwill	12,808,197
Equity method investments, net		10,636,544
Non-current assets of discontinued operations	6,937,769	7,106,129
Total Non-current Assets	21,904,860	17,748,680
Total Assets	23,400,737	20,985,178
CURRENT LIABILITIES:
Accrued professional fees	1,832,606	611,462
Accrued research and development fees	153,772	153,772
Accrued payroll liability and compensation	1,072,553	501,258
Accrued litigation settlement	363,450	373,450
Accrued liabilities and other payables	281,063	228,800
Operating lease obligation	6,000	10,709
Derivative liability	34,156	127,545
Stock subscription liability	150,000
Bridge loan payable, net	197,341
Convertible note payable, net	737,018	2,113,773
Current liabilities of discontinued operations	6,061,077	5,920,764
Total Current Liabilities	14,147,114	13,882,555
NON-CURRENT LIABILITIES:
Non-current liabilities of discontinued operations	23,515
Total Non-current Liabilities	23,515
Total Liabilities	14,170,629	13,882,555
Commitments and Contingencies (Note 22)
EQUITY:
Preferred stock, Value
Common stock, $0.0001 par value; 100,000,000 shares authorized; 4,857,476 shares issued and 4,854,009 shares outstanding at December 31, 2025; 1,445,979 shares issued and 1,442,512 shares outstanding at December 31, 2024	486	145
Additional paid-in capital	88,376,767	72,023,525
Less: common stock held in treasury, at cost; 3,467 shares at December 31, 2025 and 2024	(522,500)	(522,500)
Accumulated deficit	(105,934,101)	(87,673,125)
Statutory reserve	6,578	6,578
Accumulated other comprehensive loss	(241,402)	(232,000)
Total Avalon GloboCare Corp. stockholders' equity	9,230,108	7,102,623
Noncontrolling interest
Total Equity	9,230,108	7,102,623
Total Liabilities and Equity	23,400,737	20,985,178
Series A Convertible Preferred Stock
EQUITY:
Preferred stock, Value		9,000,000
Series B Convertible Preferred Stock
EQUITY:
Preferred stock, Value		11,000,000
Series C Convertible Preferred Stock
EQUITY:
Preferred stock, Value	3,790,000	3,500,000
Series D Convertible Preferred Stock
EQUITY:
Preferred stock, Value	8,837,527
Series E Convertible Preferred Stock
EQUITY:
Preferred stock, Value	14,916,753
Related Party
CURRENT LIABILITIES:
Accrued liabilities and other payables - related parties	100,000	732,916
Advance from pending sale of noncontrolling interest - related party	$ 3,158,078	$ 3,108,106